Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of related party balances

Other receivable – related party

Name of Related Party	Relationship	Nature	As of June 30, 2024	As of December 31, 2023
			(Unaudited)
Alex Lai Kum Weng	Director of CKHP	Employee advance	$20,557	$-

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Other payables – related parties

Name of Related Party	Relationship	Nature	As of June 30, 2024	As of December 31, 2023
			(Unaudited)
Kelvin Chen	CEO, Director and shareholder of the Company	Operating expense paid on behalf of the Company	$166,104	$2,779
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	395,779	547,214
UG Digital Sdn Bhd	UGD, subsidiary of the Company owned 40% of this company	Operating expense paid on behalf of the Company	-	11,502
James Tan	Shareholder of the Company	Operating expense paid on behalf of the Company	2,181	-
Chong Yew Yen	Director of CKHP (resigned on July 31, 2024) and shareholder of the Company	Operating expense paid on behalf of the Company	230	-
8i Enterprises Pte Ltd (“8iEPL”) (1)	Shareholders of this entity also are the shareholders of the Company	advisory services fee payable	-	135,000
8i Enterprises Pte Ltd (“8iEPL”)	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	14,822	-
Total			$579,116	$696,495

(1)	Converted the loan balances into the Company’s ordinary shares in March 2024. See Note 14.